SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Convertible Senior Notes, Cost of Revenues, Warranty Costs and Government Grants) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred convertible bond/notes issuance costs
Amortization of deferred convertible notes issuance costs and premium	$ 933,152	$ 784,456	$ 784,456
Cost of revenues
Shipping and handling costs	55,474,721	36,678,733	14,524,853
Warranty expenses
Period of warranties for solar modules against specified declines in the initial minimum power generation capacity at the time of delivery	25 years
Minimum period of warranties for solar modules against defects in materials and workmanship	5 years
Maximum period of warranties for solar modules against defects in materials and workmanship	10 years
Warranty accrual rate as a percentage of PV module revenues	1.00%
Product warranty expense			7,787,834
Government grants
Government grants recorded in other operating income	4,618,498	4,297,693	4,287,891
Government grants received, related to property, plant and equipment and land use right	12,037,938	16,819,424	1,458,283
Deferred government grants	25,347,152	44,150,492
Amortization of government grant received, related to property, plant and equipment	1,455,103	988,312	808,809
Deferred grants related to property, plant and equipment	$ 27,843,170